Related party transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions
General and administrative expense	$ 18,960	$ 19,401	$ 19,754
Vessel operating costs	74,798	76,742	73,697
Financial costs	50,987	71,998	72,714
Loss on derivatives	14,929	12,795	48
Revenues	(333,662)	(378,687)	(383,201)
Net pool allocation		(1,058)	(3,700)
GasLog Ltd. / GasLog LNG Services | Commercial management fee
Transactions
General and administrative expense	5,400	5,400	5,400
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	7,838	8,963	10,398
GasLog Ltd. | Interest expense under Sponsor Credit Facility
Transactions
Financial costs		119	935
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	305	291	304
GasLog Ltd. | Realized (gain)/loss on interest rate swaps
Transactions
Loss on derivatives	4,347	(2,358)	(1,772)
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
Loss on derivatives	61	1,295	409
GasLog Ltd. | Compensation for lost hire
Transactions
Revenues			(481)
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	7,728	7,728	7,728
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 40	65	124
Cool Pool | Adjustment for net pool allocation
Transactions
Net pool allocation		$ (1,058)	$ (3,700)